Summary of Significant Accounting Policies - Revenue - Summary of Deferred Revenue Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Deferred revenue - Current	$ 301,965	$ 307,470	$ 295,785
Deferred revenue - Long-term	$ 31,532	$ 33,691	$ 35,612